Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Of Accounting Policies [Line Items]
Schedule of Cash and Cash Equivalents are Deposited in Financial Institutions	The Group’s cash and cash equivalents are deposited in financial institutions at below locations:

	As of December 31,
	2021	2022
	US$	US$
Financial institutions in the mainland PRC
—Denominated in Chinese Renminbi (“RMB”)	7,134,552	13,639,079
—Denominated in USD	8,073,604	10,013,699
Total cash balances held at mainland PRC financial institutions	15,208,156	23,652,778
Financial institutions in Hong Kong Special Administrative Region (“HK S.A.R.”)
—Denominated in USD	80,904,898	105,481,683
—Denominated in Hong Kong Dollar (“HKD”)	—	158,251
—Denominated in RMB	—	8,896
Total cash and cash equivalents balances held at the HK S.A.R. financial institutions	80,904,898	105,648,830
Financial institutions in UAE
—Denominated in United Arab Emirates Dirham (“AED”)	23,763,838	6,858,066
—Denominated in USD	164,143,913	237,038,304
Total cash and cash equivalents balances held at the UAE financial institutions	187,907,751	243,896,370
Financial institutions in United States
—Denominated in USD	10,176,282	465,475
Total cash balances held at the United States financial institutions	10,176,282	465,475
Financial institutions in Singapore
—Denominated in USD	57,288,515	13,359,499
—Denominated in Singapore Dollar (“SGD”)	—	233,885
Total cash balances held at the Singapore financial institutions	57,288,515	13,593,384
Financial institutions in United Kingdom
—Denominated in USD	—	20,000,000
Total cash equivalents balances held at the United Kingdom financial institutions	—	20,000,000
Total cash and cash equivalents balances held at financial institutions	351,485,602	407,256,837

Schedule of Useful Life of Property Plant and Equipment

Property and equipment are stated at cost less depreciation and any impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life
Electronic equipment	3 years
Vehicle	4 years
Office furniture	3-5 years
Leasehold improvements	Shorter of the lease term or the estimated useful life of the assets

Summary of Intangible Assets Amortized using Straight Line Method over Estimated Useful Lives	Intangible asset is amortized using the straight-line method over the estimated useful lives of the asset, as follows:

Category	Estimated Useful Life
Domain names	3-5 years
Trademarks	10 years

Summary of Company's Assets Measured at Fair Value on Reccurring Basis

The following table sets forth the Company’s assets that are measured at fair value on a recurring basis and are categorized under the fair value hierarchy:

	Fair value measurement as of December 31, 2021 using
	Level 1	Level 2	Level 3	Total fair value as of December 31, 2021
	US$	US$	US$	US$
Assets
Short-term investments	—	2,906,344	—	2,906,344

	Fair value measurement as of December 31, 2022 using
	Level 1	Level 2	Level 3	Total fair value as of December 31, 2022
	US$	US$	US$	US$
Assets
Short-term investments	2,963,052	22,825,252	—	25,788,304

Schedules of Concentration of Risk by Risk Factor

The Group’s cost of revenues mainly included commission fees paid to third party payment platforms, among which two third party payment platforms individually represent greater than 10% of the Group’s cost of revenues excluding payroll and welfare and depreciation for the years ended December 31, 2020, 2021 and 2022 are as follows:

	For the Year Ended December 31,
	2020	2021	2022
A	60%	52%	41%
B	19%	25%	20%

Summary of Geographic Information for Long-lived Assets	The geographic information for long-lived assets of the Group’s for the years ended December 31, 2021 and 2022 are as follows:

	As of December 31,
	2021	2022
	US$	US$
Domestic component
UAE	160,233	995,692
Foreign components
Mainland PRC	2,530,193	18,630,833
Cayman Islands	—	1,180,000
Total long-lived assets	2,690,426	20,806,525